UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21237
                                   --------------------------------------------

                                 Unified Series Trust
-------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

         431 North Pennsylvania Street, Indianapolis, IN       46204
-------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Lynn Wood
----------
Unified Fund Services, Inc.
---------------------------
431 North Pennsylvania Street
-----------------------------
Indianapolis, IN 46204
-----------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (317)917-7000
                                                   ----------------------------

Date of fiscal year end:   12/31
                        --------------------

Date of reporting period:  09/30/04
                         -------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

ACM CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 - (UNAUDITED)


COMMON STOCKS - 47.75%                                             SHARES              VALUE
                                                                 -----------         -----------

BIOLOGICAL PRODUCTS - 16.01%
Genzyme Corp. (a)                                                    18,100          $   984,821
                                                                                     -----------

RADIO, TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 16.01%
QUALCOMM, Inc.                                                       28,000           1,093,120
                                                                                     -----------

SEMICONDUCTORS & RELATED DEVICES - 17.32%
Analog Devices, Inc.                                                 30,500           1,182,790
                                                                                     -----------

TOTAL COMMON STOCKS (COST $778,340)                                                   3,260,731
                                                                                     -----------

                                                                 PRINCIPAL
CONVERTIBLE CORPORATE BONDS - 52.25%                               AMOUNT
                                                                 -----------

BIOLOGICAL PRODUCTS - 9.02%
Gilead Sciences, Inc., 2.000%, 12/15/2007                         $ 380,000             616,075
                                                                                     -----------

COMPUTER STORAGE DEVICES - 11.18%
Sandisk Corp., 4.500%, 11/15/2006                                   240,000             763,800
                                                                                     -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.24%
International Game Technology, 0.000%, 1/29/2033                    450,000             357,750
                                                                                     -----------

PHARMACEUTICAL PREPARATIONS - 7.93%
Celgene Corp., 1.75%, 6/1/08                                        140,000             195,300
Medicis Pharmaceutical Corp., 2.500%, 6/4/2032                      150,000             216,750
TEVA Pharmaceutical Industries, Ltd., 0.375%, 11/15/22              100,000             129,375
                                                                                     -----------
                                                                                        541,425
                                                                                     -----------

RETAIL - RADIO, TV & CONSUMER ELECTRONICS STORES - 1.45%
Guitar Center Inc., 4.0%, 7/13/06                                    70,000              98,788
                                                                                     -----------

SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING, ETC. - 6.82%
Gtech Holdings Corp., 1.750%, 12/15/2021                            250,000             465,625
                                                                                     -----------

SERVICES - PREPACKAGED SOFTWARE - 10.61%
Symantec Corp., 3.000%, 11/1/2006                                   225,000             724,500
                                                                                     -----------

TOTAL CONVERTIBLE CORPORATE BONDS (COST $2,301,480)                                   3,567,963
                                                                                     -----------

                                                                   SHARES
                                                                 -----------
MONEY MARKET SECURITIES - 0.53%
Huntington Money Market Fund - Investment Shares, 0.57%, (b)         36,342              36,342
                                                                                     -----------

TOTAL MONEY MARKET SECURITIES (COST $36,342)                                             36,342
                                                                                     -----------

TOTAL INVESTMENTS (COST $3,116,162) - 99.98%                                         $  6,865,036
                                                                                     -----------

OTHER ASSETS LESS LIABILITIES - 0.02%                                                     1,413
                                                                                     -----------

TOTAL NET ASSETS - 100.00%                                                           $  6,866,449
                                                                                     ===========

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the rate at September 30, 2004.

TAX RELATED
Unrealized appreciation                                                              $ 3,750,649
Unrealized depreciation                                                                  (1,776)
                                                                                     -----------
Net unrealized appreciation                                                          $ 3,748,873
                                                                                     ===========

Aggregate cost of securities for income tax purposes                                 $ 3,116,162
                                                                                     -----------

Related Notes to the Schedule of Investments

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)


COMMON STOCKS - 97.92%                                                    SHARES                VALUE
                                                                        ------------       ----------------

ACCIDENT & HEALTH INSURANCE - 3.38%
AFLAC, Inc.                                                                  16,675           $    653,827
                                                                                           ----------------

CREDIT & OTHER FINANCE - 3.23%
Allied Capital Corp.                                                         25,600                624,384
                                                                                           ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT  - 3.51%
General Electric Co.                                                         20,200                678,316
                                                                                           ----------------

FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 2.71%
Federal National Mortgage Association (Fannie Mae)                            8,250                523,050
                                                                                           ----------------

FIRE, MARINE & CASUALTY INSURANCE - 3.31%
American International Group                                                  9,400                639,106
                                                                                           ----------------

FOOD AND KINDRED PRODUCTS - 3.43%
Sara Lee Corp.                                                               29,000                662,940
                                                                                           ----------------

HOUSEHOLD FURNITURE - 3.49%
Leggett & Platt Inc.                                                         24,000                674,400
                                                                                           ----------------

INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY, AND CONTROL - 3.38%
Roper Industries, Inc.                                                       11,375                653,607
                                                                                           ----------------

INSURANCE AGENTS BROKERS & SERVICES - 3.49%
Hilb, Rogal,Hamilton Co.                                                     18,625                674,597
                                                                                           ----------------

LABORATORY ANALYTICAL INSTRUMENTS - 3.40%
Beckman Coulter, Inc.                                                        11,700                656,604
                                                                                           ----------------

MALT BEVERAGES - 3.25%
Anheuser-Busch Co.                                                           12,600                629,370
                                                                                           ----------------

MILLWOOD, VENEER, PLYWOOD & STRUCTURAL WOOD MEMBERS - 3.57%
Masco Corp.                                                                  20,000                690,600
                                                                                           ----------------

MOTORCYCLES, BICYCLES & PARTS - 3.41%
Harley-Davidson, Inc.                                                        11,100                659,784
                                                                                           ----------------

NATIONAL COMMERCIAL BANKS - 10.25%
Bank of America Corp.                                                        14,950                647,783
MBNA Corp.                                                                   27,675                697,410
U.S. Bancorp                                                                 22,000                635,800
                                                                                           ----------------
                                                                                                 1,980,993

PETROLEUM REFINING - 6.75%
ChevronTexaco Corp.                                                          12,600              $ 675,864
Exxon Mobil Corp.                                                            13,000                628,290
                                                                                           ----------------
                                                                                                 1,304,154
                                                                                           ----------------

CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 97.92% - CONTINUED


                                                                          SHARES                VALUE
                                                                        ------------       ----------------
PHARMACEUTICAL PREPARATIONS - 10.08%
Abbott Laboratories, Inc.                                                    15,800                669,288
Johnson & Johnson                                                            11,300                636,529
Pfizer, Inc.                                                                 21,000                642,600
                                                                                           ----------------
                                                                                                  1,948,417
                                                                                           ----------------

REAL ESTATE INVESTMENT TRUSTS - 3.20%
Cousins Properties, Inc.                                                     18,025                618,438
                                                                                           ----------------

RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 3.33%
Pier 1 Imports, Inc.                                                         35,650                644,552
                                                                                           ----------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 3.53%
Home Depot Inc.                                                              17,400                682,080
                                                                                           ----------------

RETAIL - VARIETY STORES - 3.42%
Family Dollar Stores, Inc.                                                   24,425                661,918
                                                                                           ----------------

SHIP, BOAT BUILDING & REPAIRING - 3.57%
General Dynamics Corp.                                                        6,750                689,175
                                                                                           ----------------

STATE COMMERCIAL BANKS - 3.31%
Fifth Third Bancorp                                                          13,000                639,860
                                                                                           ----------------

SURETY INSURANCE - 3.58%
AMBAC Financial Group, Inc.                                                   8,650                691,568
                                                                                           ----------------

TELEPHONE COMMUNICATIONS - 3.34%
Alltel Corp.                                                                 11,775                646,565
                                                                                           ----------------

TOTAL COMMON STOCKS (COST $18,136,002)                                                          18,928,305
                                                                                           ----------------

MONEY MARKET SECURITIES - 1.91%
Huntington Money Market Fund - Investment Shares, 0.57%, (a)                368,926                368,926
                                                                                           ----------------

TOTAL MONEY MARKET SECURITIES (COST $368,926)                                                      368,926
                                                                                           ----------------

TOTAL INVESTMENTS (COST $18,504,928) - 99.83%                                               $   19,297,231
                                                                                           ----------------

CASH AND OTHER ASSETS LESS LIABILITIES - 0.17%                                                      32,780
                                                                                           ----------------

TOTAL NET ASSETS - 100.00%                                                                  $   19,330,011
                                                                                           ================

(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2004.


CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
SEPTEMBER 30, 2004 (UNAUDITED)


TAX RELATED
Unrealized appreciation                                                                       $    965,290
Unrealized depreciation                                                                           (172,987)
                                                                                           ----------------
Net unrealized appreciation                                                                        792,303
                                                                                           ================

Aggregate cost of securities for income tax purposes                                          $ 18,504,928
                                                                                           ----------------

Related Notes to the Schedule of Investments

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


GJMB GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
(UNAUDITED)

COMMON STOCKS - 64.75%                                                                  SHARES             VALUE
                                                                                      ------------      -------------

BEVERAGES - 3.17%
Coca-Cola Co.                                                                              10,500       $    420,525
                                                                                                        -------------

BIOLOGICAL PRODUCTS - 2.99%
Amgen, Inc. (a)                                                                             7,000            396,760
                                                                                                        -------------

COMPUTERS & Office Equipment - 2.69%
Hewlett-Packard Co.                                                                        19,000            356,250
                                                                                                        -------------

DIVERSIFIED - 3.11%
Honeywell International, Inc.                                                              11,500            412,390
                                                                                                        -------------

ELECTRONIC & Other Electrical Equipment - 3.67%
General Electric Co.                                                                       14,500            486,910
                                                                                                        -------------

NATIONAL COMMERCIAL BANKS - 2.99%
Citigroup, Inc.                                                                             9,000            397,080
                                                                                                        -------------

OIL & Gas - 3.69%
Royal Dutch Petroleum Co. (b)                                                               9,500            490,200
                                                                                                        -------------

PAPER MILLS - 3.65%
Kimberly-Clark Corp.                                                                        7,500            484,425
                                                                                                        -------------

PHARMACEUTICAL PREPARATIONS - 13.34%
Bristol-Myers Squibb Inc.                                                                  20,500            485,235
Johnson & Johnson                                                                           8,500            478,805
Merck & Co., Inc.                                                                          10,500            346,500
Pfizer, Inc.                                                                               15,000            459,000
                                                                                                        -------------
                                                                                                           1,769,540
                                                                                                        -------------

RETAIL - LUMBER & Other Building Materials Dealers - 3.55%
Home Depot, Inc.                                                                           12,000            470,400
                                                                                                        -------------

RETAIL - VARIETY STORES - 3.60%
Costco Wholesale Corp.                                                                     11,500            477,940
                                                                                                        -------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 3.53%
Washington Mutual, Inc.                                                                    12,000            468,960
                                                                                                        -------------

SEMICONDUCTORS & RELATED DEVICES - 5.46%
Intel Corp.                                                                                17,000            341,020
Texas Instruments, Inc.                                                                    18,000            383,040
                                                                                                        -------------
                                                                                                             724,060
                                                                                                        -------------

SERVICES - PREPACKAGED SOFTWARE - 4.84%
Microsoft Corp.                                                                            12,000            331,800
Oracle Corp. (a)                                                                           27,500            310,200
                                                                                                        -------------
                                                                                                             642,000
                                                                                                        -------------

TELEPHONE COMMUNICATIONS - 4.47%
SBC Communications, Inc.                                                                   11,500            298,425
Verizon Communications, Inc.                                                                7,500            295,350
                                                                                                        -------------
                                                                                                             593,775
                                                                                                        -------------

TOTAL COMMON STOCKS (COST $8,306,263)                                                                      8,591,215
                                                                                                        -------------

GJMB GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
SEPTEMBER 30, 2004
(UNAUDITED)

                                                                                       PRINCIPAL           VALUE
                                                                                      ------------      -------------
U.S. TREASURY & Agency Obligations - 22.59%
Federal Home Loan Discount Note, 1.48%                                                $ 2,997,056       $   2,997,056
                                                                                                        -------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $2,997,056)                                                 2,997,056
                                                                                                        -------------

MONEY MARKET SECURITIES - 12.61%                                                        SHARES
                                                                                      ------------
Huntington Money Market Fund - Investment Shares, 0.57%, (c)                            1,673,567          1,673,567
                                                                                                        -------------

TOTAL MONEY MARKET SECURITIES (COST $1,673,567)                                                            1,673,567
                                                                                                        -------------

TOTAL INVESTMENTS (COST $12,976,886) -99.95%                                                            $  13,261,838
                                                                                                        -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.05%                                                                  6,274
                                                                                                        -------------

TOTAL NET ASSETS - 100.00%                                                                              $  13,268,112
                                                                                                        =============

(a) Non-income producing.
(b) American Depositary Receipt
(c) Variable rate security; the coupon rate shown represents the rate at September 30, 2004.


TAX RELATED
Unrealized appreciation                                   $ 705,309
Unrealized depreciation                                   (420,357)
                                                        -----------
Net unrealized appreciation                               $ 284,952
                                                        ===========

Aggregate cost of securities for income tax purpose     $12,976,886
                                                        ===========

Related Notes to the Schedule of Investments

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a- 3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Unified Series Trust___________________________________________________________

By  ______/s/ Anthony J. Ghoston_______________________________________________
         Anthony J. Ghoston, President

Date___November 23, 2004_______________________________________________________




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  _____/s/ Anthony J. Ghoston___________________________________________
         Anthony J. Ghoston, President

Date_____November 23, 2004_________________________________________________


By  ___/s/ Thomas Napurano___________________________________________________
         Thomas Napurano, Chief Financial Officer and Treasurer

Date____November 23, 2004______________________________________________________